Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of other current assets [Abstract]
Institutions	$ 109	$ 163
Prepaid expenses	76	85
Advances to suppliers	51	72
Other	85	84
Total	$ 321	$ 404	$ 290